Condensed Consolidated Interim Statements of Cash Flows (Unaudited)	9 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)
OPERATING ACTIVITIES
Net loss	$ (30,493,093)	$ (13,356,783)
Adjustments for:
Amortization	5,417	6,771
Depreciation	461,358	234,403
Impairment of accounts receivable	(465,864)	(11,882)
Change in fair value of derivative liability	(982,093)	1,860,107
Impairment of inventory	516,112	15,091
Gain on recovery of notes receivable		(69,646)
Finance and other costs	2,419,398	45,812
Gain (loss) on disposal of assets	19,231	11,469
Share-based payments	6,816,644	1,139,063
Adjustments for profit loss	(21,702,890)	(10,125,595)
Net changes in non-cash working capital items:
Receivables	567,537	(508,083)
Inventory	(9,306,739)	(1,376,773)
Prepaids	(4,190,079)	(1,189,119)
Trade payables and accrued liabilities	(2,302,305)	(683,423)
Customer deposits	(243,030)	(384,880)
Deferred revenue	(80,802)	131,864
Cash used in operating activities	(37,258,308)	(14,136,009)
INVESTING ACTIVITIES
Purchase of equipment	(1,053,587)	(426,770)
Acquisition of Skip Dynamix	(3,012,626)
Repayment of notes receivable		69,646
Cash used in investing activities	(4,066,213)	(357,124)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	82,463,271	58,277,541
Share issue costs	(6,414,980)	(5,005,668)
Proceeds from issuance of common shares for warrants exercised	20,025	23,941,100
Repayment of lease liabilities	(98,296)	(114,173)
Cash provided by financing activities	75,970,020	77,098,800
Effects of exchange rate changes on cash	3,803,145	1,023,272
Change in cash	34,645,499	62,605,667
Cash and cash equivalents, beginning of period	90,156,821	6,252,409
Cash and cash equivalents, end of period	128,605,465	69,881,348
SUPPLEMENTARY CASH FLOW DISCLOSURE
Interest paid	45,453	9,820
Interest received	2,926,638	485,005
Share issue costs in accounts payable	323,906
Fixed assets in accounts payable	$ 6,103